Due to banks and correspondents	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Due to banks and correspondents
12.	Due to banks and correspondents

(a)	This caption is comprised of the following:

	2019	2018
	S/(000)	S/(000)
By type -
Banco Central de Reserva del Perú—BCRP (b)	1,897,568	2,073,919
Promotional credit lines (c)	1,422,067	1,386,603
Loans received from foreign entities (d)	613,090	796,028
Loans received from Peruvian entities	2,049	763

	3,934,774	4,257,313
Interest and commissions payable	44,863	36,048

	3,979,637	4,293,361

By term -
Short term	2,666,530	2,507,623
Long term	1,313,107	1,785,738

Total	3,979,637	4,293,361

(b)
As of December 31, 2019 and 2018, corresponds to currency repurchase operations according to which Interbank receives Soles for approximately S/1,205,200,000 and S/1,154,500,000, respectively, and delivers US Dollars to the BCRP (for an amount equivalent to the one received). The US Dollars delivered are recorded as restricted funds; see Note 4(d). As of December 31, 2019, these obligations have maturities between March and July 2020 and bear an effective interest rate between 1.19 and 1.75 percent; these operations accrued interest payable for approximately S/12,719,000 (with maturities between February and June 2019, and bearing effective interest rates between 0.28 and 1.22 percent; these operations generated interest payable for approximately S/2,325,000, as of December 31, 2018).

Additionally, as of December 31, 2019 and 2018, it includes repurchase agreements whereby Interbank receives Soles for approximately S/692,368,000 and S/919,419,000, respectively, and delivers securities of its investment portfolio as guarantees. In relation to such operations, as of December 31, 2019, Interbank delivered Peruvian Sovereign Bonds and certificates of deposit issued by BCRP as guarantee, which are recorded as investments at amortized, see Note 5(d). These operations mature from April to July 2020 and accrue interest at effective annual interest rates between 3.03 percent to 4.72 percent. In addition, as of December 31, 2018, Interbank delivered Peruvian Sovereign Bonds and certificates of deposit issued by BCRP as guarantee, which were recorded as investments at amortized cost and investments at fair value through other comprehensive income, see Note 5(d) and 5(b) with maturities from January 2019 to July 2020 and effective annual interest rates between 3.22 percent and 4.72 percent.

(c)
Promotional credit lines are loans in Soles and US Dollars from the Corporación Financiera de Desarrollo (COFIDE) and Fondo Mivivienda (FMV) whose purpose is to promote development in Peru. These liabilities are guaranteed by a loan portfolio up to the amount of the line and include specific agreements on the use of funds, the financial conditions to be met and other management issues. In Management’s opinion, Interbank is meeting these requirements.

As of December 31, 2019, COFIDE’s loans accrued, in local currency, an effective annual interest rate that fluctuated between 7.55 percent and 10.00 percent, and maturities between January 2027 and November 2031; and in foreign currency, between 6.70 percent and 8.56 percent, and maturities between April 2028 and October 2034 (as of December 31, 2018, they accrued, in local currency, an effective annual rate between 7.55 percent and 10.00 percent, and maturities between January 2027 and November 2031, and in foreign currency, between 6.67 percent and 8.84 percent, and maturities between April 2028 and December 2029).
As of December 31, 2019, FMV’s loans accrued, in local currency, an effective annual interest rate that fluctuated between 5.00 percent and 8.30 percent, and maturities between January 2020 and December 2039; and in foreign currency, an effective annual interest rate of 7.75 percent, and maturities between January 2020 and November 2028 (as of December 31 2018, they accrued, in local currency, an effective annual rate between 5.00 percent and 8.30 percent, and maturities between January 2019 and December 2038, and in foreign currency, 7.75 percent, and maturities between January 2019 and November 2028).

(d)	As of December 31, 2019 and 2018, corresponds to the following funding in foreign currency:

Entity	Country	Final maturity	2019	2018
			S/(000)	S/(000)
Credit Suisse First Boston (e)	Switzerland	2020 / 2019	238,608	229,364
Development Bank of Latin America – CAF (f)	Supranational	2020	132,560	134,920
Wells Fargo Bank & Co. (g)	United States of America	2020	82,850	84,325
Citibank N.A. (h)	United States of America	2020	82,850	84,325
Bank J. Safra Sarasin (i)	Switzerland	2020 / 2019	76,222	94,444
Sumitomo Bank – U.S. (j)	United States of America	2019	—	168,650

			613,090	796,028

As of December 31, 2019, the operations with foreign entities accrue interests at effective annual rates between 2.29 percent to 3.68 percent (during 2018, effective annual rates between 2.51 percent to 3.65 percent).

(e)
As of December 31, 2019, it corresponds to a loan received by Inteligo Bank in December 2019 for US$72,000,000, which accrues interest at an effective annual rate of 2.29 percent, guaranteed by corporate bonds. As of December 31, 2018, corresponded to a loan received in February 2018 for US$68,000,000, which accrued interest at an effective annual rate of 2.56 percent, guaranteed by corporate bonds. See Note 5(b).

(f)
As of December 31, 2019 and 2018, it corresponds to a loan received by Interbank in October 2018 for US$40,000,000, which accrues interest at a
6-month
Libor rate plus 0.85 percent. Regarding this loan, in November 2018, Interbank signed an interest rate swap for US$40,000,000, which was designated as cash flow hedge, see Note 10(b); through this operation, the loan was converted economically at a fixed rate of 4.00 percent.

(g)
As of December 31, 2019 and 2018, it corresponds to a loan received by Interbank in November 2018 for US$25,000,000, which accrues interest at a
3-month
Libor rate plus 0.90 percent. In December 2018, Interbank signed an interest rate swap for US$25,000,000, which was designated as cash flow hedge, see Note 10(b); through this operation, this loan was converted economically at a fixed rate of 3.93 percent.

(h)
As of December 31, 2019 and 2018, it corresponds to a loan received by Interbank in November 2018 for US$25,000,000, which accrues interests at a
3-month
Libor rate plus 0.90 percent. Regarding this loan, in December 2018, Interbank signed an interest rate swap for US$25,000,000, which was designated as cash flow hedge, see Note 10(b); through this operation, the loan was economically converted at a fixed rate of 3.93 percent.

(i)
As of December 31, 2019, it corresponds to a loan received by Inteligo Bank in December 2019 for US$23,000,000, which accrues interest at an effective annual rate of 2.44 percent, guaranteed by corporate bonds. As of December 31, 2018, corresponded to a loan received by Inteligo Bank in February 2018 for US$28,000,000, which accrues interest at an effective annual rate of 2.64 percent, guaranteed by corporate bonds. See Note 5(b).

(j)	It corresponded to a loan received by Interbank in October 2018 for US$50,000,000, which accrued interest at a 3-month Libor rate plus 0.30 percent and matured in January 2019.

(k)
As of December 31, 2019 and 2018, some of the Bank loans agreements include standard clauses regarding the compliance of financial ratios, disposal of assets and transactions among companies under certain conditions, the use of funds and other management issues, such as:

(i)	Submit annual audited financial statements and quarterly unaudited financial statements (both in Spanish and English).

(ii)	Maintain a determined global capital ratio.

(iii)	Maintain a determined coverage margin of non-performing loan portfolio.

(iv)	Maintain a determined past due loans rate.
In the opinion of Management and its legal advisers, all covenants have been met by the Group regarding its due to banks and correspondents as of December 31, 2019 and 2018.

(l)	As of December 31, 2019 and 2018, maturities are the following:

Year	2019	2018
	S/(000)	S/(000)
2019	—	2,507,623
2020	2,666,530	633,572
2021	108,772	118,609
2022 onwards	1,204,335	1,033,557

Total	3,979,637	4,293,361